Class A | DWS Equity 500 Index VIP
DWS Equity 500 Index VIP
Investment Objective
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Class A DWS Equity 500 Index VIP
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class A DWS Equity 500 Index VIP
Management fee	0.20%
Distribution/service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.33%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A DWS Equity 500 Index VIP	34	106	185	418

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 6%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.

The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500® Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc. While the market capitalization range of the S&P 500 Index® changes throughout the year, as of the most recent reconstitution date of the index (March 19, 2012), companies in the index had a median market capitalization of approximately $12.00 billion.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)

Best Quarter: 15.95%, Q2 2009 Worst Quarter: -21.98%, Q4 2008 Year-to-Date as of 3/31/2012: 12.50%
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Average Annual Total Returns Class A	Class Inception	1 Year	5 Years	10 Years
DWS Equity 500 Index VIP	Oct 1, 1997	1.83%	(0.47%)	2.66%
DWS Equity 500 Index VIP Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%

Class A | DWS Small Cap Index VIP
DWS Small Cap Index VIP
Investment Objective
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Class A DWS Small Cap Index VIP
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class A DWS Small Cap Index VIP
Management fee	0.35%
Distribution/service (12b-1) fees	none
Other expenses	0.17%
Acquired funds fees and expenses	0.05%
Total annual fund operating expenses	0.57%
Less fee waiver/expense reimbursement	0.02%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.55%

The Advisor has contractually agreed through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at a ratio no higher than 0.50% for Class A. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A DWS Small Cap Index VIP	56	181	316	712

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 15%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index® and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. Portfolio management may limit or avoid exposure to any stock in the index if it believes the stock is illiquid or that extraordinary conditions have cast doubt on its merits. Conversely, portfolio management may gain exposure to a stock not included in the index when it believes such exposure is consistent with the fund's goal (for example, in anticipation of a stock being added to the index). The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

The Russell 2000® Index is a well-known stock market index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their total market value. While the market capitalization range of the Russell 2000® Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2011), companies in the index had a median market capitalization of approximately $517 million.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index. This process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)

Best Quarter: 23.16%, Q2 2003 Worst Quarter: -26.18%, Q4 2008 Year-to-Date as of 3/31/2012: 12.40%
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Average Annual Total Returns Class A	Class Inception	1 Year	5 Years	10 Years
DWS Small Cap Index VIP	Aug 22, 1997	(4.41%)	(0.24%)	5.18%
DWS Small Cap Index VIP Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		(4.18%)	0.15%	5.62%

Class B Shares | DWS Equity 500 Index VIP
DWS Equity 500 Index VIP
Investment Objective
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Class B Shares DWS Equity 500 Index VIP (USD $)	Class B	Class B2
SHAREHOLDER FEES (paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Class B Shares DWS Equity 500 Index VIP	Class B	Class B2
Management fee	0.20%	0.20%
Distribution/service (12b-1) fees	0.25%	0.25%
Other expenses	0.13%	0.28%
Total annual fund operating expenses	0.58%	0.73%

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class B Shares DWS Equity 500 Index VIP (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	59	186	324	726
Class B2	75	233	406	906

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 6%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.

The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500® Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc. While the market capitalization range of the S&P 500 Index® changes throughout the year, as of the most recent reconstitution date of the index (March 19, 2012), companies in the index had a median market capitalization of approximately $12.00 billion.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Performance figures prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B. Class A is offered in a different prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class B)

Best Quarter: 15.79%, Q2 2009 Worst Quarter: -22.06%, Q4 2008 Year-to-Date as of 3/31/2012: 12.43%
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Average Annual Total Returns Class B Shares DWS Equity 500 Index VIP	Class Inception	1 Year	5 Years	10 Years
Class B	Apr 30, 2002	1.50%	(0.73%)	2.40%
Class B Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%

Performance prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B2. Class A is offered in a different prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class B2)

Best Quarter: 15.81%, Q2 2009 Worst Quarter: -22.06%, Q4 2008 Year-to-Date as of 3/31/2012: 12.44%
Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)
Average Annual Total Returns Class B Shares DWS Equity 500 Index VIP	Class Inception	1 Year	5 Years	10 Years
Class B2	Sep 16, 2005	1.43%	(0.86%)	2.27%
Class B2 Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.25%)	2.92%

Class B | DWS Small Cap Index VIP
DWS Small Cap Index VIP
Investment Objective
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Class B DWS Small Cap Index VIP
SHAREHOLDER FEES (paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class B DWS Small Cap Index VIP
Management fee	0.35%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.17%
Acquired funds fees and expenses	0.05%
Total annual fund operating expenses	0.82%
Less fee waiver/expense reimbursement	0.02%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.80%

The Advisor has contractually agreed through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at a ratio no higher than 0.75% for Class B. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class B DWS Small Cap Index VIP	82	260	453	1,012

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 15%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index® and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. Portfolio management may limit or avoid exposure to any stock in the index if it believes the stock is illiquid or that extraordinary conditions have cast doubt on its merits. Conversely, portfolio management may gain exposure to a stock not included in the index when it believes such exposure is consistent with the fund's goal (for example, in anticipation of a stock being added to the index). The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

The Russell 2000® Index is a well-known stock market index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their total market value. While the market capitalization range of the Russell 2000® Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2011), companies in the index had a median market capitalization of approximately $517 million.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index. This process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Performance figures prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B. Class A is offered in a different prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class B)

Best Quarter: 22.95%, Q2 2003 Worst Quarter: -26.26%, Q4 2008 Year-to-Date as of 3/31/2012: 12.23%
Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Average Annual Total Returns Class B	Class Inception	1 Year	5 Years	10 Years
DWS Small Cap Index VIP	Apr 30, 2002	(4.58%)	(0.48%)	4.93%
DWS Small Cap Index VIP Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		(4.18%)	0.15%	5.62%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	DWS INVESTMENTS VIT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006373
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Class A | DWS Equity 500 Index VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Equity 500 Index VIP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 6%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.

The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500® Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc. While the market capitalization range of the S&P 500 Index® changes throughout the year, as of the most recent reconstitution date of the index (March 19, 2012), companies in the index had a median market capitalization of approximately $12.00 billion.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.95%, Q2 2009 Worst Quarter: -21.98%, Q4 2008 Year-to-Date as of 3/31/2012: 12.50%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Class A | DWS Equity 500 Index VIP | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.33%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	106
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	418
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.31%)
2003	rr_AnnualReturn2003	28.16%
2004	rr_AnnualReturn2004	10.59%
2005	rr_AnnualReturn2005	4.68%
2006	rr_AnnualReturn2006	15.52%
2007	rr_AnnualReturn2007	5.30%
2008	rr_AnnualReturn2008	(37.15%)
2009	rr_AnnualReturn2009	26.32%
2010	rr_AnnualReturn2010	14.70%
2011	rr_AnnualReturn2011	1.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.98%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	(0.47%)
10 Years	rr_AverageAnnualReturnYear10	2.66%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct 1, 1997
Class A | DWS Equity 500 Index VIP | Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class A | DWS Small Cap Index VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Small Cap Index VIP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 15%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at a ratio no higher than 0.50% for Class A. The agreement may only be terminated with the consent of the fund's Board.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index® and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. Portfolio management may limit or avoid exposure to any stock in the index if it believes the stock is illiquid or that extraordinary conditions have cast doubt on its merits. Conversely, portfolio management may gain exposure to a stock not included in the index when it believes such exposure is consistent with the fund's goal (for example, in anticipation of a stock being added to the index). The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

The Russell 2000® Index is a well-known stock market index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their total market value. While the market capitalization range of the Russell 2000® Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2011), companies in the index had a median market capitalization of approximately $517 million.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index. This process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 23.16%, Q2 2003 Worst Quarter: -26.18%, Q4 2008 Year-to-Date as of 3/31/2012: 12.40%
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Class A | DWS Small Cap Index VIP | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Less fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	712
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.58%)
2003	rr_AnnualReturn2003	46.42%
2004	rr_AnnualReturn2004	17.76%
2005	rr_AnnualReturn2005	4.26%
2006	rr_AnnualReturn2006	17.49%
2007	rr_AnnualReturn2007	(1.90%)
2008	rr_AnnualReturn2008	(34.12%)
2009	rr_AnnualReturn2009	26.57%
2010	rr_AnnualReturn2010	26.39%
2011	rr_AnnualReturn2011	(4.41%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug 22, 1997
Class A | DWS Small Cap Index VIP | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Class B Shares | DWS Equity 500 Index VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Equity 500 Index VIP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 6%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.

The S&P 500® Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the US. Stocks in the S&P 500® Index are weighted according to their total market value. The fund is not sponsored, endorsed, sold or promoted by the Standard & Poor's (S&P) Division of The McGraw-Hill Companies, Inc. While the market capitalization range of the S&P 500 Index® changes throughout the year, as of the most recent reconstitution date of the index (March 19, 2012), companies in the index had a median market capitalization of approximately $12.00 billion.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Performance figures prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B. Class A is offered in a different prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class B)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.79%, Q2 2009 Worst Quarter: -22.06%, Q4 2008 Year-to-Date as of 3/31/2012: 12.43%
Bar Chart Heading [Two]	divf_BarChartHeadingTwo	CALENDAR YEAR TOTAL RETURNS (%) (Class B2)
Bar Chart Closing Two [Text Block]	divf_BarChartClosingTwoTextBlock	Best Quarter: 15.81%, Q2 2009 Worst Quarter: -22.06%, Q4 2008 Year-to-Date as of 3/31/2012: 12.44%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Performance figures prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B. Class A is offered in a different prospectus.
Bar Chart, Returns for Class Not Offered in Prospectus Two [Text]	divf_BarChartReturnsForClassNotOfferedInProspectusTwo	Performance prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B2. Class A is offered in a different prospectus.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Performance Table Heading [Two]	divf_PerformanceTableHeadingTwo	Average Annual Total Returns (For periods ended 12/31/2010 expressed as a %)
Class B Shares | DWS Equity 500 Index VIP | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.51%)
2003	rr_AnnualReturn2003	27.83%
2004	rr_AnnualReturn2004	10.32%
2005	rr_AnnualReturn2005	4.42%
2006	rr_AnnualReturn2006	15.24%
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	(37.34%)
2009	rr_AnnualReturn2009	26.03%
2010	rr_AnnualReturn2010	14.52%
2011	rr_AnnualReturn2011	1.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
10 Years	rr_AverageAnnualReturnYear10	2.40%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
Class B Shares | DWS Equity 500 Index VIP | Class B2
Shareholder Fees:	rr_ShareholderFeesAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.60%)
2003	rr_AnnualReturn2003	27.68%
2004	rr_AnnualReturn2004	10.18%
2005	rr_AnnualReturn2005	4.23%
2006	rr_AnnualReturn2006	15.20%
2007	rr_AnnualReturn2007	4.85%
2008	rr_AnnualReturn2008	(37.36%)
2009	rr_AnnualReturn2009	25.79%
2010	rr_AnnualReturn2010	14.29%
2011	rr_AnnualReturn2011	1.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.06%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	(0.86%)
10 Years	rr_AverageAnnualReturnYear10	2.27%
Class Inception	rr_AverageAnnualReturnInceptionDate	Sep 16, 2005
Class B Shares | DWS Equity 500 Index VIP | Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes) | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class B Shares | DWS Equity 500 Index VIP | Standard & Poor's (S&P) 500 Index (reflects no deduction for fees, expenses or taxes) | Class B2
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class B | DWS Small Cap Index VIP
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Small Cap Index VIP
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 15%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage, interest expenses, and acquired funds fees and expenses) at a ratio no higher than 0.75% for Class B. The agreement may only be terminated with the consent of the fund's Board.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index® and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. Portfolio management may limit or avoid exposure to any stock in the index if it believes the stock is illiquid or that extraordinary conditions have cast doubt on its merits. Conversely, portfolio management may gain exposure to a stock not included in the index when it believes such exposure is consistent with the fund's goal (for example, in anticipation of a stock being added to the index). The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

The Russell 2000® Index is a well-known stock market index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represent approximately 8% of the market capitalization of the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their total market value. While the market capitalization range of the Russell 2000® Index changes throughout the year, as of the most recent reconstitution date of the index (June 27, 2011), companies in the index had a median market capitalization of approximately $517 million.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). The fund uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index. This process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index, for several reasons. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time.

Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.

Performance figures prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B. Class A is offered in a different prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dws-investments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class B)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 22.95%, Q2 2003 Worst Quarter: -26.26%, Q4 2008 Year-to-Date as of 3/31/2012: 12.23%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Performance figures prior to class inception is the historical performance of the fund's original share class (Class A), adjusted to reflect the higher expenses of Class B. Class A is offered in a different prospectus.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)
Class B | DWS Small Cap Index VIP | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
SHAREHOLDER FEES (paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Less fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Net annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.80%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	1,012
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.78%)
2003	rr_AnnualReturn2003	46.05%
2004	rr_AnnualReturn2004	17.48%
2005	rr_AnnualReturn2005	3.99%
2006	rr_AnnualReturn2006	17.19%
2007	rr_AnnualReturn2007	(2.16%)
2008	rr_AnnualReturn2008	(34.33%)
2009	rr_AnnualReturn2009	26.27%
2010	rr_AnnualReturn2010	26.11%
2011	rr_AnnualReturn2011	(4.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.58%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	4.93%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr 30, 2002
Class B | DWS Small Cap Index VIP | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%